UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Swan Defined Risk Emerging Markets Fund

Class A (SDFAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.65%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: As it’s been for the last decade or so, China’s fortunes were the primary driver of emerging market returns. During the third quarter, Xi Jinping and the Chinese Communist Party reluctantly enacted a raft of stimulus measures that fueled a burst of optimism in Chinese equities. After an initial flood of enthusiasm, Chinese stocks began to fade as investors were unsure if this stimulus would address the core, underlying problems in the Chinese economy or if it was just a passing “sugar high.” Also weighing on emerging market economies was the impact of Trump’s re-election and a surge in the value of the US dollar, which diminishes the value of overseas holdings. At the end of a volatile six months in emerging markets, the MSCI EM index was up a meager 34 basis points.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. Emerging market ETFs tend to have higher tracking errors and higher expense ratios, and this segment of the Fund had a -56 basis point return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had a minor loss of 6 basis points during the last six months of 2024. To avoid further time decay in the put options purchased in late 2023, the Fund re-hedged the portfolio in December 2024 and purchased new put options with a two year lifespan.

Additional Trades: the volatility experienced in emerging markets during the latter half of the year was not conducive to the premium collection trades. This section of the Fund had a loss of 1.2% during that period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Emerging Markets Fund	Swan Defined Risk Emerging Markets Fund - with load	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
12/31/14	$10,000	$9,451	$10,000	$10,000	$10,000
12/31/15	$8,851	$8,365	$9,152	$10,055	$8,540
12/31/16	$9,339	$8,826	$9,908	$10,321	$9,531
12/31/17	$11,360	$10,737	$12,190	$10,687	$13,129
12/31/18	$10,114	$9,559	$11,152	$10,688	$11,260
12/31/19	$10,509	$9,932	$12,838	$11,620	$13,387
12/31/20	$11,008	$10,404	$14,757	$12,492	$15,888
12/31/21	$10,794	$10,201	$14,493	$12,299	$15,535
12/31/22	$9,767	$9,231	$12,045	$10,699	$12,469
12/31/23	$10,325	$9,759	$13,073	$11,291	$13,749
12/31/24	$10,484	$9,908	$13,786	$11,432	$14,856

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Emerging Markets Fund
Without Load	-2.48%	1.53%	-0.05%	0.47%
With Load	-7.88%	-4.01%	-1.18%	-0.09%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	1.06%	5.45%	1.43%	3.26%
MSCI EM (EMERGING MARKETS) Gross (USD)	0.34%	8.05%	2.10%	4.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$13,550,103
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$33,411
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.3%
Purchased Options	6.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.3%
Equity Option	5.9%
Equity	92.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	92.9%
iShares MSCI Emerging Markets ETF, 12/19/25 42.0 Put	6.9%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 03/21/25 46.0 Call	-0.2%
iShares MSCI Emerging Markets ETF, 03/21/25 39.0 Put	-0.2%
iShares MSCI Emerging Markets ETF, 02/21/25 40.5 Put	-0.3%
iShares MSCI Emerging Markets ETF, 03/21/25 40.0 Put	-0.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Emerging Markets Fund - Class A (SDFAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDFAX

Swan Defined Risk Emerging Markets Fund

Class C (SDFCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: As it’s been for the last decade or so, China’s fortunes were the primary driver of emerging market returns. During the third quarter, Xi Jinping and the Chinese Communist Party reluctantly enacted a raft of stimulus measures that fueled a burst of optimism in Chinese equities. After an initial flood of enthusiasm, Chinese stocks began to fade as investors were unsure if this stimulus would address the core, underlying problems in the Chinese economy or if it was just a passing “sugar high.” Also weighing on emerging market economies was the impact of Trump’s re-election and a surge in the value of the US dollar, which diminishes the value of overseas holdings. At the end of a volatile six months in emerging markets, the MSCI EM index was up a meager 34 basis points.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. Emerging market ETFs tend to have higher tracking errors and higher expense ratios, and this segment of the Fund had a -56 basis point return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had a minor loss of 6 basis points during the last six months of 2024. To avoid further time decay in the put options purchased in late 2023, the Fund re-hedged the portfolio in December 2024 and purchased new put options with a two year lifespan.

Additional Trades: the volatility experienced in emerging markets during the latter half of the year was not conducive to the premium collection trades. This section of the Fund had a loss of 1.2% during that period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Emerging Markets Fund	Bloomberg U.S. Aggregate Bond Index	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$8,794	$10,055	$9,152	$8,540
Dec-2016	$9,200	$10,321	$9,908	$9,531
Dec-2017	$11,111	$10,687	$12,190	$13,129
Dec-2018	$9,820	$10,688	$11,152	$11,260
Dec-2019	$10,124	$11,620	$12,838	$13,387
Dec-2020	$10,529	$12,492	$14,757	$15,888
Dec-2021	$10,241	$12,299	$14,493	$15,535
Dec-2022	$9,201	$10,699	$12,045	$12,469
Dec-2023	$9,657	$11,291	$13,073	$13,749
Dec-2024	$9,737	$11,432	$13,786	$14,856

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Emerging Markets Fund	-2.86%	0.82%	-0.78%	-0.27%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	1.06%	5.45%	1.43%	3.26%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
MSCI EM (EMERGING MARKETS) Gross (USD)	0.34%	8.05%	2.10%	4.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$13,550,103
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$33,411
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.3%
Purchased Options	6.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.3%
Equity Option	5.9%
Equity	92.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	92.9%
iShares MSCI Emerging Markets ETF, 12/19/25 42.0 Put	6.9%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 03/21/25 46.0 Call	-0.2%
iShares MSCI Emerging Markets ETF, 03/21/25 39.0 Put	-0.2%
iShares MSCI Emerging Markets ETF, 02/21/25 40.5 Put	-0.3%
iShares MSCI Emerging Markets ETF, 03/21/25 40.0 Put	-0.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Emerging Markets Fund - Class C (SDFCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDFCX

Swan Defined Risk Emerging Markets Fund

Class I (SDFIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: As it’s been for the last decade or so, China’s fortunes were the primary driver of emerging market returns. During the third quarter, Xi Jinping and the Chinese Communist Party reluctantly enacted a raft of stimulus measures that fueled a burst of optimism in Chinese equities. After an initial flood of enthusiasm, Chinese stocks began to fade as investors were unsure if this stimulus would address the core, underlying problems in the Chinese economy or if it was just a passing “sugar high.” Also weighing on emerging market economies was the impact of Trump’s re-election and a surge in the value of the US dollar, which diminishes the value of overseas holdings. At the end of a volatile six months in emerging markets, the MSCI EM index was up a meager 34 basis points.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. Emerging market ETFs tend to have higher tracking errors and higher expense ratios, and this segment of the Fund had a -56 basis point return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had a minor loss of 6 basis points during the last six months of 2024. To avoid further time decay in the put options purchased in late 2023, the Fund re-hedged the portfolio in December 2024 and purchased new put options with a two year lifespan.

Additional Trades: the volatility experienced in emerging markets during the latter half of the year was not conducive to the premium collection trades. This section of the Fund had a loss of 1.2% during that period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Swan Defined Risk Emerging Markets Fund	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
Dec-2014	$100,000	$100,000	$100,000	$100,000
Dec-2015	$88,665	$91,522	$100,550	$85,402
Dec-2016	$93,755	$99,080	$103,212	$95,312
Dec-2017	$114,420	$121,900	$106,867	$131,293
Dec-2018	$102,072	$111,518	$106,879	$112,603
Dec-2019	$106,332	$128,383	$116,196	$133,865
Dec-2020	$111,612	$147,572	$124,918	$158,881
Dec-2021	$109,766	$144,926	$122,992	$155,349
Dec-2022	$99,576	$120,453	$106,991	$124,690
Dec-2023	$105,481	$130,733	$112,906	$137,489
Dec-2024	$107,539	$137,859	$114,317	$148,558

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Emerging Markets Fund	-2.28%	1.95%	0.23%	0.73%
60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	1.06%	5.45%	1.43%	3.26%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
MSCI EM (EMERGING MARKETS) Gross (USD)	0.34%	8.05%	2.10%	4.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$13,550,103
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$33,411
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.3%
Purchased Options	6.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.3%
Equity Option	5.9%
Equity	92.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	92.9%
iShares MSCI Emerging Markets ETF, 12/19/25 42.0 Put	6.9%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 03/21/25 46.0 Call	-0.2%
iShares MSCI Emerging Markets ETF, 03/21/25 39.0 Put	-0.2%
iShares MSCI Emerging Markets ETF, 02/21/25 40.5 Put	-0.3%
iShares MSCI Emerging Markets ETF, 03/21/25 40.0 Put	-0.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Emerging Markets Fund - Class I (SDFIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDFIX

Swan Defined Risk Foreign Fund

Class A (SDJAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.65%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: International markets struggled during the back half of 2024. There were several major headwinds to foreign investment returns in 2024. First, the re-election of Donald Trump saw a sell-off in foreign markets due to trade concerns and geopolitical uncertainty. Second, a strong dollar diminished the value of overseas holdings. Third, political stagnation in Europe has led to a surge in fortunes of populist parties and nervousness in European bourses.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index, but the benchmark for the Fund is the MSCI ACWI ex USA (net) index. Although similar, there are some differences between the two MSCI indices, which leads to basis risk and tracking error. The core equity ETFs had a -2.5% return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had slight gains of 26 basis points during the second half of the year. As 2024 ended with only small gains in international markets, there wasn’t much of an impact of the price of international markets diverging from the strike price of the put options. In fact, when the Fund implemented its annual re-hedge in December, the strike prices used to hedge the portfolio were the same strike prices used the previous year.

Additional Trades: the volatility following the elections led to losses in the short volatility component of the Fund. For the second half of 2024, this segment of the Fund had minor losses of 12 basis points.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Foreign Fund	Swan Defined Risk Foreign Fund - with load	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)
12/29/15	$10,000	$9,452	$10,000	$10,000	$10,000
12/31/15	$9,990	$9,442	$9,954	$10,024	$9,908
12/31/16	$9,990	$9,442	$10,348	$10,289	$10,353
12/31/17	$11,448	$10,820	$12,130	$10,653	$13,168
12/31/18	$10,152	$9,596	$11,092	$10,655	$11,299
12/31/19	$11,131	$10,521	$12,922	$11,583	$13,730
12/31/20	$11,920	$11,267	$14,238	$12,453	$15,193
12/31/21	$12,428	$11,747	$14,821	$12,261	$16,381
12/31/22	$11,561	$10,927	$12,653	$10,666	$13,760
12/31/23	$12,501	$11,816	$14,124	$11,255	$15,908
12/31/24	$12,434	$11,753	$14,667	$11,396	$16,789

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk Foreign Fund	-3.14%	-0.54%	2.24%	2.45%
With Load	-8.49%	-5.98%	1.08%	1.81%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	0.71%	3.85%	2.57%	4.34%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.46%
MSCI ACWI ex USA Net (USD)	-0.15%	5.54%	4.10%	5.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,502,897
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$59,102
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Money Market Funds	1.2%
Purchased Options	4.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	1.3%
Equity Option	3.7%
Equity	95.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	95.3%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.6%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI EAFE ETF, 02/21/25 84.0 Call	0.0%
iShares MSCI EAFE ETF, 02/21/25 82.0 Call	-0.1%
iShares MSCI EAFE ETF, 02/21/25 73.5 Put	-0.2%
iShares MSCI EAFE ETF, 02/21/25 74.0 Put	-0.6%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Foreign Fund - Class A (SDJAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDJAX

Swan Defined Risk Foreign Fund

Class C (SDJCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: International markets struggled during the back half of 2024. There were several major headwinds to foreign investment returns in 2024. First, the re-election of Donald Trump saw a sell-off in foreign markets due to trade concerns and geopolitical uncertainty. Second, a strong dollar diminished the value of overseas holdings. Third, political stagnation in Europe has led to a surge in fortunes of populist parties and nervousness in European bourses.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index, but the benchmark for the Fund is the MSCI ACWI ex USA (net) index. Although similar, there are some differences between the two MSCI indices, which leads to basis risk and tracking error. The core equity ETFs had a -2.5% return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had slight gains of 26 basis points during the second half of the year. As 2024 ended with only small gains in international markets, there wasn’t much of an impact of the price of international markets diverging from the strike price of the put options. In fact, when the Fund implemented its annual re-hedge in December, the strike prices used to hedge the portfolio were the same strike prices used the previous year.

Additional Trades: the volatility following the elections led to losses in the short volatility component of the Fund. For the second half of 2024, this segment of the Fund had minor losses of 12 basis points.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Foreign Fund	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,990	$9,954	$10,024	$9,908
Dec-2016	$9,923	$10,348	$10,289	$10,353
Dec-2017	$11,282	$12,130	$10,653	$13,168
Dec-2018	$9,939	$11,092	$10,655	$11,299
Dec-2019	$10,805	$12,922	$11,583	$13,730
Dec-2020	$11,491	$14,238	$12,453	$15,193
Dec-2021	$11,873	$14,821	$12,261	$16,381
Dec-2022	$10,967	$12,653	$10,666	$13,760
Dec-2023	$11,774	$14,124	$11,255	$15,908
Dec-2024	$11,623	$14,667	$11,396	$16,789

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk Foreign Fund	-3.44%	-1.29%	1.47%	1.68%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	0.71%	3.85%	2.57%	4.34%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.46%
MSCI ACWI ex USA Net (USD)	-0.15%	5.54%	4.10%	5.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,502,897
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$59,102
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Money Market Funds	1.2%
Purchased Options	4.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	1.3%
Equity Option	3.7%
Equity	95.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	95.3%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.6%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI EAFE ETF, 02/21/25 84.0 Call	0.0%
iShares MSCI EAFE ETF, 02/21/25 82.0 Call	-0.1%
iShares MSCI EAFE ETF, 02/21/25 73.5 Put	-0.2%
iShares MSCI EAFE ETF, 02/21/25 74.0 Put	-0.6%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Foreign Fund - Class C (SDJCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDJCX

Swan Defined Risk Foreign Fund

Class I (SDJIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: International markets struggled during the back half of 2024. There were several major headwinds to foreign investment returns in 2024. First, the re-election of Donald Trump saw a sell-off in foreign markets due to trade concerns and geopolitical uncertainty. Second, a strong dollar diminished the value of overseas holdings. Third, political stagnation in Europe has led to a surge in fortunes of populist parties and nervousness in European bourses.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index, but the benchmark for the Fund is the MSCI ACWI ex USA (net) index. Although similar, there are some differences between the two MSCI indices, which leads to basis risk and tracking error. The core equity ETFs had a -2.5% return during the latter half of 2024.

Hedge: the put options used to hedge the portfolio had slight gains of 26 basis points during the second half of the year. As 2024 ended with only small gains in international markets, there wasn’t much of an impact of the price of international markets diverging from the strike price of the put options. In fact, when the Fund implemented its annual re-hedge in December, the strike prices used to hedge the portfolio were the same strike prices used the previous year.

Additional Trades: the volatility following the elections led to losses in the short volatility component of the Fund. For the second half of 2024, this segment of the Fund had minor losses of 12 basis points.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Swan Defined Risk Foreign Fund	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)
Dec-2015	$100,000	$100,000	$100,000	$100,000
Dec-2015	$99,900	$99,542	$100,236	$99,079
Dec-2016	$100,158	$103,485	$102,889	$103,534
Dec-2017	$114,996	$121,296	$106,533	$131,684
Dec-2018	$102,298	$110,919	$106,545	$112,992
Dec-2019	$112,386	$129,220	$115,833	$137,301
Dec-2020	$120,618	$142,378	$124,528	$151,926
Dec-2021	$126,109	$148,212	$122,608	$163,812
Dec-2022	$117,693	$126,534	$106,656	$137,597
Dec-2023	$127,545	$141,237	$112,553	$159,083
Dec-2024	$127,205	$146,671	$113,960	$167,889

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk Foreign Fund	-2.87%	-0.27%	2.51%	2.71%
60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	0.71%	3.85%	2.57%	4.34%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.46%
MSCI ACWI ex USA Net (USD)	-0.15%	5.54%	4.10%	5.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$16,502,897
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$59,102
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Money Market Funds	1.2%
Purchased Options	4.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	1.3%
Equity Option	3.7%
Equity	95.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	95.3%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.6%
First American Government Obligations Fund, Class X	1.3%
iShares MSCI EAFE ETF, 02/21/25 84.0 Call	0.0%
iShares MSCI EAFE ETF, 02/21/25 82.0 Call	-0.1%
iShares MSCI EAFE ETF, 02/21/25 73.5 Put	-0.2%
iShares MSCI EAFE ETF, 02/21/25 74.0 Put	-0.6%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Foreign Fund - Class I (SDJIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDJIX

Swan Defined Risk Fund

Class A (SDRAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.46%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The S&P 500 slowed its torrid pace during the back half of 2024, but still posted an 8.4% gain during the last six months of the year. The Federal Reserve finally delivered its long-anticipated rate cuts, cutting three times for a total of 1.0%. Markets rallied on Trump’s clear-cut victory in early November, but surrendered most of those post-election gains in December. For the whole year the S&P 500 was up 25.0%.

Core Equity: the core equity ETFs that track the US large cap market had a return of 7.4% during the second half of 2024, in line with expectations.

Hedge: the Fund’s put options declined in value by 1.5% during the second half of the year. The Fund actively manages its put options, seeking to strike the right balance between upside potential and downside risk mitigation. Due to the strong run-up in the S&P 500 during the first half of the year, the Fund’s portfolio manager thought it prudent to re-hedge the Fund’s portfolio and move the put options’ strike prices to market levels during the third quarter. In addition, the Fund completed its annual re-hedge late in December by purchasing new put options with two years to expiration.

Additional Trades: the Fund’s shorter-term, premium collection trades had modest losses of 46 basis points during the second half of 2024. These losses occurred primarily during the sharp market sell-off that occurred in late July and early August during the brief, violent volatility spike.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Fund	Swan Defined Risk Fund - with load	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
12/31/14	$10,000	$9,450	$10,000	$10,000	$10,000
12/31/15	$9,540	$9,015	$10,128	$10,055	$10,138
12/31/16	$10,198	$9,637	$10,970	$10,321	$11,351
12/31/17	$11,212	$10,595	$12,529	$10,687	$13,829
12/31/18	$10,196	$9,635	$12,234	$10,688	$13,223
12/31/19	$11,464	$10,833	$14,948	$11,620	$17,386
12/31/20	$12,035	$11,373	$17,150	$12,492	$20,585
12/31/21	$14,091	$13,315	$19,869	$12,299	$26,494
12/31/22	$12,272	$11,597	$16,732	$10,699	$21,696
12/31/23	$13,752	$12,996	$19,689	$11,291	$27,399
12/31/24	$15,286	$14,445	$22,651	$11,432	$34,254

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Fund
Without Load	4.56%	11.15%	5.92%	4.34%
With Load	-1.16%	5.06%	4.73%	3.75%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	5.84%	15.04%	8.67%	8.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$685,160,536
Number of Portfolio Holdings	21
Advisory Fee	$3,562,393
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	0.6%
Purchased Options	7.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.6%
Index Option	6.6%
Equity	92.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	56.0%
Technology Select Sector SPDR Fund	12.0%
S&P 500 Index, 12/18/26 6100.0 Put	7.0%
Financial Select Sector SPDR Fund	5.0%
Consumer Discretionary Select Sector SPDR Fund	4.2%
Health Care Select Sector SPDR Fund	3.7%
Communication Services Select Sector SPDR Fund	3.5%
Industrial Select Sector SPDR Fund	3.0%
Consumer Staples Select Sector SPDR Fund	2.1%
Energy Select Sector SPDR Fund	1.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Fund - Class A (SDRAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDRAX

Swan Defined Risk Fund

Class C (SDRCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.21%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The S&P 500 slowed its torrid pace during the back half of 2024, but still posted an 8.4% gain during the last six months of the year. The Federal Reserve finally delivered its long-anticipated rate cuts, cutting three times for a total of 1.0%. Markets rallied on Trump’s clear-cut victory in early November, but surrendered most of those post-election gains in December. For the whole year the S&P 500 was up 25.0%.

Core Equity: the core equity ETFs that track the US large cap market had a return of 7.4% during the second half of 2024, in line with expectations.

Hedge: the Fund’s put options declined in value by 1.5% during the second half of the year. The Fund actively manages its put options, seeking to strike the right balance between upside potential and downside risk mitigation. Due to the strong run-up in the S&P 500 during the first half of the year, the Fund’s portfolio manager thought it prudent to re-hedge the Fund’s portfolio and move the put options’ strike prices to market levels during the third quarter. In addition, the Fund completed its annual re-hedge late in December by purchasing new put options with two years to expiration.

Additional Trades: the Fund’s shorter-term, premium collection trades had modest losses of 46 basis points during the second half of 2024. These losses occurred primarily during the sharp market sell-off that occurred in late July and early August during the brief, violent volatility spike.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,472	$10,138	$10,055	$10,128
Dec-2016	$10,047	$11,351	$10,321	$10,970
Dec-2017	$10,964	$13,829	$10,687	$12,529
Dec-2018	$9,893	$13,223	$10,688	$12,234
Dec-2019	$11,047	$17,386	$11,620	$14,948
Dec-2020	$11,502	$20,585	$12,492	$17,150
Dec-2021	$13,372	$26,494	$12,299	$19,869
Dec-2022	$11,553	$21,696	$10,699	$16,732
Dec-2023	$12,854	$27,399	$11,291	$19,689
Dec-2024	$14,185	$34,254	$11,432	$22,651

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Fund	4.17%	10.36%	5.13%	3.56%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	5.84%	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$685,160,536
Number of Portfolio Holdings	21
Advisory Fee	$3,562,393
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	0.6%
Purchased Options	7.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.6%
Index Option	6.6%
Equity	92.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	56.0%
Technology Select Sector SPDR Fund	12.0%
S&P 500 Index, 12/18/26 6100.0 Put	7.0%
Financial Select Sector SPDR Fund	5.0%
Consumer Discretionary Select Sector SPDR Fund	4.2%
Health Care Select Sector SPDR Fund	3.7%
Communication Services Select Sector SPDR Fund	3.5%
Industrial Select Sector SPDR Fund	3.0%
Consumer Staples Select Sector SPDR Fund	2.1%
Energy Select Sector SPDR Fund	1.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Fund - Class C (SDRCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDRCX

Swan Defined Risk Fund

Class I (SDRIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.21%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The S&P 500 slowed its torrid pace during the back half of 2024, but still posted an 8.4% gain during the last six months of the year. The Federal Reserve finally delivered its long-anticipated rate cuts, cutting three times for a total of 1.0%. Markets rallied on Trump’s clear-cut victory in early November, but surrendered most of those post-election gains in December. For the whole year the S&P 500 was up 25.0%.

Core Equity: the core equity ETFs that track the US large cap market had a return of 7.4% during the second half of 2024, in line with expectations.

Hedge: the Fund’s put options declined in value by 1.5% during the second half of the year. The Fund actively manages its put options, seeking to strike the right balance between upside potential and downside risk mitigation. Due to the strong run-up in the S&P 500 during the first half of the year, the Fund’s portfolio manager thought it prudent to re-hedge the Fund’s portfolio and move the put options’ strike prices to market levels during the third quarter. In addition, the Fund completed its annual re-hedge late in December by purchasing new put options with two years to expiration.

Additional Trades: the Fund’s shorter-term, premium collection trades had modest losses of 46 basis points during the second half of 2024. These losses occurred primarily during the sharp market sell-off that occurred in late July and early August during the brief, violent volatility spike.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Swan Defined Risk Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
Dec-2014	$100,000	$100,000	$100,000	$100,000
Dec-2015	$95,696	$101,285	$100,550	$101,384
Dec-2016	$102,476	$109,697	$103,212	$113,509
Dec-2017	$112,979	$125,285	$106,867	$138,290
Dec-2018	$102,988	$122,345	$106,879	$132,227
Dec-2019	$116,118	$149,480	$116,196	$173,861
Dec-2020	$122,210	$171,497	$124,918	$205,849
Dec-2021	$143,484	$198,691	$122,992	$264,938
Dec-2022	$125,059	$167,325	$106,991	$216,956
Dec-2023	$140,509	$196,889	$112,906	$273,988
Dec-2024	$156,622	$226,508	$114,317	$342,540

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Fund	4.76%	11.47%	6.17%	4.59%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	5.84%	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$685,160,536
Number of Portfolio Holdings	21
Advisory Fee	$3,562,393
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	0.6%
Purchased Options	7.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.6%
Index Option	6.6%
Equity	92.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	56.0%
Technology Select Sector SPDR Fund	12.0%
S&P 500 Index, 12/18/26 6100.0 Put	7.0%
Financial Select Sector SPDR Fund	5.0%
Consumer Discretionary Select Sector SPDR Fund	4.2%
Health Care Select Sector SPDR Fund	3.7%
Communication Services Select Sector SPDR Fund	3.5%
Industrial Select Sector SPDR Fund	3.0%
Consumer Staples Select Sector SPDR Fund	2.1%
Energy Select Sector SPDR Fund	1.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Fund - Class I (SDRIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDRIX

Swan Defined Risk Growth Fund

Class A (SDAAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.65%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The Fund follows the “always invested, always hedged” credo that has guided Swan Global Investments since its inception. However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

Core Equity: the Fund benefited from the record-setting year in the S&P 500. The core equity portion of the Fund posted gains of 8.1% in the latter half of 2024. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. This allows for a larger portion of the portfolio to be invested in the S&P 500 ETFs. The Fund started 2024 with its put options at a strike price of 4700. As the S&P 500 marched upwards the Fund re-hedged to a level of 5356 during the third quarter, then rolled the put options again towards year-end. The Fund enters 2025 with new two-year put options featuring strike prices of 5750. During the final six months of 2024, the put options declined in value by 1.1%.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. However, the volatility spike over the summer led to losses in these trades. The premium collection or “income” trades had a -1.0% return between July 1st and December 31st, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	Swan Defined Risk Growth Fund - with load	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
12/27/18	$10,000	$9,452	$10,000	$10,000	$10,000
12/31/18	$9,970	$9,423	$10,057	$10,029	$10,075
12/31/19	$12,259	$11,587	$12,287	$10,903	$13,248
12/31/20	$13,684	$12,933	$14,097	$11,722	$15,685
12/31/21	$16,788	$15,868	$16,332	$11,541	$20,188
12/31/22	$13,745	$12,991	$13,754	$10,039	$16,531
12/31/23	$15,943	$15,069	$16,184	$10,594	$20,877
12/31/24	$18,463	$17,451	$18,619	$10,727	$26,101

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	5.20%	15.81%	8.53%	10.74%
With Load	-0.56%	9.47%	7.32%	9.71%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	5.84%	15.04%	8.67%	10.89%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.17%
S&P 500 Index	8.44%	25.02%	14.53%	17.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,533,612
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$127,811
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	3.8%
Purchased Options	7.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	3.8%
Index Option	6.0%
Equity	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	90.2%
S&P 500 Index, 12/18/26 5750.0 Put	5.3%
First American Government Obligations Fund, Class X	3.3%
S&P 500 Index, 12/18/26 6900.0 Call	1.9%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 01/23/25 5850.0 Put	0.2%
S&P 500 Index, 02/21/25 5695.0 Put	0.2%
Chicago Board Options Exchange VIX US 01/22/25 P15, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 03/21/25 6270.0 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Growth Fund - Class A (SDAAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDAAX

Swan Defined Risk Growth Fund

Class C (SDACX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The Fund follows the “always invested, always hedged” credo that has guided Swan Global Investments since its inception. However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

Core Equity: the Fund benefited from the record-setting year in the S&P 500. The core equity portion of the Fund posted gains of 8.1% in the latter half of 2024. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. This allows for a larger portion of the portfolio to be invested in the S&P 500 ETFs. The Fund started 2024 with its put options at a strike price of 4700. As the S&P 500 marched upwards the Fund re-hedged to a level of 5356 during the third quarter, then rolled the put options again towards year-end. The Fund enters 2025 with new two-year put options featuring strike prices of 5750. During the final six months of 2024, the put options declined in value by 1.1%.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. However, the volatility spike over the summer led to losses in these trades. The premium collection or “income” trades had a -1.0% return between July 1st and December 31st, 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Dec-2018	$9,970	$10,057	$10,029	$10,075
Dec-2019	$12,276	$12,287	$10,903	$13,248
Dec-2020	$13,619	$14,097	$11,722	$15,685
Dec-2021	$16,582	$16,332	$11,541	$20,188
Dec-2022	$13,476	$13,754	$10,039	$16,531
Dec-2023	$15,511	$16,184	$10,594	$20,877
Dec-2024	$17,828	$18,619	$10,727	$26,101

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	4.78%	14.94%	7.75%	10.10%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	5.84%	15.04%	8.67%	10.89%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.17%
S&P 500 Index	8.44%	25.02%	14.53%	17.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,533,612
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$127,811
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	3.8%
Purchased Options	7.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	3.8%
Index Option	6.0%
Equity	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	90.2%
S&P 500 Index, 12/18/26 5750.0 Put	5.3%
First American Government Obligations Fund, Class X	3.3%
S&P 500 Index, 12/18/26 6900.0 Call	1.9%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 01/23/25 5850.0 Put	0.2%
S&P 500 Index, 02/21/25 5695.0 Put	0.2%
Chicago Board Options Exchange VIX US 01/22/25 P15, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 03/21/25 6270.0 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Growth Fund - Class C (SDACX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDACX

Swan Defined Risk Growth Fund

Class I (SDAIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The Fund follows the “always invested, always hedged” credo that has guided Swan Global Investments since its inception. However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

Core Equity: the Fund benefited from the record-setting year in the S&P 500. The core equity portion of the Fund posted gains of 8.1% in the latter half of 2024. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. This allows for a larger portion of the portfolio to be invested in the S&P 500 ETFs. The Fund started 2024 with its put options at a strike price of 4700. As the S&P 500 marched upwards the Fund re-hedged to a level of 5356 during the third quarter, then rolled the put options again towards year-end. The Fund enters 2025 with new two-year put options featuring strike prices of 5750. During the final six months of 2024, the put options declined in value by 1.1%.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. However, the volatility spike over the summer led to losses in these trades. The premium collection or “income” trades had a -1.0% return between July 1st and December 31st, 2024.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
Dec-2018	$100,000	$100,000	$100,000	$100,000
Dec-2018	$99,700	$100,568	$100,289	$100,754
Dec-2019	$122,757	$122,872	$109,031	$132,477
Dec-2020	$137,334	$140,970	$117,215	$156,851
Dec-2021	$168,830	$163,324	$115,408	$201,876
Dec-2022	$138,663	$137,541	$100,393	$165,315
Dec-2023	$161,182	$161,843	$105,944	$208,772
Dec-2024	$187,146	$186,190	$107,268	$261,006

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	5.27%	16.11%	8.80%	10.99%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	5.84%	15.04%	8.67%	10.89%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.17%
S&P 500 Index	8.44%	25.02%	14.53%	17.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,533,612
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$127,811
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	3.8%
Purchased Options	7.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	3.8%
Index Option	6.0%
Equity	90.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	90.2%
S&P 500 Index, 12/18/26 5750.0 Put	5.3%
First American Government Obligations Fund, Class X	3.3%
S&P 500 Index, 12/18/26 6900.0 Call	1.9%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 01/23/25 5850.0 Put	0.2%
S&P 500 Index, 02/21/25 5695.0 Put	0.2%
Chicago Board Options Exchange VIX US 01/22/25 P15, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 03/21/25 6270.0 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk Growth Fund - Class I (SDAIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A (SDCAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.65%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The small cap stocks of the Russell 2000 had a volatile, roller-coaster ride during the second half of 2024. For the first half of the year the Russell 2000 significantly lagged the S&P 500 and was slightly underwater midyear. However, in July, small cap stocks staged a huge rally of over 10% in less than a month, only to see those gains evaporate just as quickly. The cycle repeated itself following the election, as investors assumed a more friendly regulatory environment would benefit small cap stocks and the Russell 2000 again surged by over 10%. However, the “Trump bump” soon faded as most of those gains disappeared in December.

Core Equity: the Russell 2000-based ETFs that represent the core equity performed as expected, tracking the small cap index upwards with an 8.5% return during the latter half of 2024.

Hedge: the Russell 2000 put options declined in value by 2.8% between July 1st and December 31st, 2024. The decrease in value was due to the passage of time as the option got about halfway to expiration, as well as the movement of the Russell 2000 index away from the strike price of the option. The decrease in value was within expectations. The Fund did re-hedge its portfolio in December of 2024, resetting the hedges to end-of-year levels.

Additional Trades: the premium collection trades are intended to offset the carrying cost of the hedge in a flat or rising market. In 2024, these non-directional trades posted gains of 59 basis points, offsetting a portion of the put option’s decline. Usually sharp rallies or sell-offs are detrimental to short volatility trades, but the Fund managed the small cap market’s storms well and posted a profit in this segment of the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk U.S. Small Cap Fund	Swan Defined Risk U.S. Small Cap Fund - with load	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Russell 2000 Total Return
12/29/15	$10,000	$9,452	$10,000	$10,000	$10,000
12/31/15	$9,970	$9,423	$9,883	$10,024	$9,789
12/31/16	$11,274	$10,656	$11,266	$10,289	$11,874
12/31/17	$12,167	$11,500	$12,412	$10,653	$13,614
12/31/18	$10,923	$10,324	$11,633	$10,655	$12,114
12/31/19	$12,458	$11,775	$13,848	$11,583	$15,206
12/31/20	$14,113	$13,339	$16,142	$12,453	$18,242
12/31/21	$15,567	$14,714	$17,465	$12,261	$20,945
12/31/22	$13,230	$12,505	$14,477	$10,666	$16,664
12/31/23	$14,319	$13,534	$16,315	$11,255	$19,486
12/31/24	$14,977	$14,156	$17,570	$11,396	$21,734

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk U.S. Small Cap Fund	5.47%	4.59%	3.75%	4.59%
With Load	-0.36%	-1.14%	2.59%	3.93%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	6.76%	7.70%	4.88%	6.46%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.46%
Russell 2000 Total Return	9.64%	11.54%	7.40%	9.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$25,144,730
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$89,850
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.5%
Purchased Options	6.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity Option	-0.3%
Money Market Funds	1.5%
Index Option	5.8%
Equity	92.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	92.3%
Russell 2000 Index, 12/19/25 2250.0 Put	6.6%
First American Government Obligations Fund, Class X	1.5%
Chicago Board Options Exchange Volatility Index, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 02/21/25 6430.0 Call	0.0%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%
S&P 500 Index, 03/21/25 6270.0 Call	-0.1%
S&P 500 Index, 03/21/25 5550.0 Put	-0.3%
S&P 500 Index, 02/21/25 5770.0 Put	-0.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk U.S. Small Cap Fund - Class A (SDCAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDCAX

Swan Defined Risk U.S. Small Cap Fund

Class C (SDCCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The small cap stocks of the Russell 2000 had a volatile, roller-coaster ride during the second half of 2024. For the first half of the year the Russell 2000 significantly lagged the S&P 500 and was slightly underwater midyear. However, in July, small cap stocks staged a huge rally of over 10% in less than a month, only to see those gains evaporate just as quickly. The cycle repeated itself following the election, as investors assumed a more friendly regulatory environment would benefit small cap stocks and the Russell 2000 again surged by over 10%. However, the “Trump bump” soon faded as most of those gains disappeared in December.

Core Equity: the Russell 2000-based ETFs that represent the core equity performed as expected, tracking the small cap index upwards with an 8.5% return during the latter half of 2024.

Hedge: the Russell 2000 put options declined in value by 2.8% between July 1st and December 31st, 2024. The decrease in value was due to the passage of time as the option got about halfway to expiration, as well as the movement of the Russell 2000 index away from the strike price of the option. The decrease in value was within expectations. The Fund did re-hedge its portfolio in December of 2024, resetting the hedges to end-of-year levels.

Additional Trades: the premium collection trades are intended to offset the carrying cost of the hedge in a flat or rising market. In 2024, these non-directional trades posted gains of 59 basis points, offsetting a portion of the put option’s decline. Usually sharp rallies or sell-offs are detrimental to short volatility trades, but the Fund managed the small cap market’s storms well and posted a profit in this segment of the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk U.S. Small Cap Fund	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Russell 2000 Total Return
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,970	$9,883	$10,024	$9,789
Dec-2016	$11,204	$11,266	$10,289	$11,874
Dec-2017	$11,996	$12,412	$10,653	$13,614
Dec-2018	$10,692	$11,633	$10,655	$12,114
Dec-2019	$12,106	$13,848	$11,583	$15,206
Dec-2020	$13,611	$16,142	$12,453	$18,242
Dec-2021	$14,895	$17,465	$12,261	$20,945
Dec-2022	$12,557	$14,477	$10,666	$16,664
Dec-2023	$13,488	$16,315	$11,255	$19,486
Dec-2024	$14,008	$17,570	$11,396	$21,734

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk U.S. Small Cap Fund	5.03%	3.85%	2.96%	3.81%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	6.76%	7.70%	4.88%	6.46%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.46%
Russell 2000 Total Return	9.64%	11.54%	7.40%	9.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$25,144,730
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$89,850
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.5%
Purchased Options	6.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity Option	-0.3%
Money Market Funds	1.5%
Index Option	5.8%
Equity	92.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	92.3%
Russell 2000 Index, 12/19/25 2250.0 Put	6.6%
First American Government Obligations Fund, Class X	1.5%
Chicago Board Options Exchange Volatility Index, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 02/21/25 6430.0 Call	0.0%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%
S&P 500 Index, 03/21/25 6270.0 Call	-0.1%
S&P 500 Index, 03/21/25 5550.0 Put	-0.3%
S&P 500 Index, 02/21/25 5770.0 Put	-0.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk U.S. Small Cap Fund - Class C (SDCCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDCCX

Swan Defined Risk U.S. Small Cap Fund

Class I (SDCIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.40%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

Overview: The small cap stocks of the Russell 2000 had a volatile, roller-coaster ride during the second half of 2024. For the first half of the year the Russell 2000 significantly lagged the S&P 500 and was slightly underwater midyear. However, in July, small cap stocks staged a huge rally of over 10% in less than a month, only to see those gains evaporate just as quickly. The cycle repeated itself following the election, as investors assumed a more friendly regulatory environment would benefit small cap stocks and the Russell 2000 again surged by over 10%. However, the “Trump bump” soon faded as most of those gains disappeared in December.

Core Equity: the Russell 2000-based ETFs that represent the core equity performed as expected, tracking the small cap index upwards with an 8.5% return during the latter half of 2024.

Hedge: the Russell 2000 put options declined in value by 2.8% between July 1st and December 31st, 2024. The decrease in value was due to the passage of time as the option got about halfway to expiration, as well as the movement of the Russell 2000 index away from the strike price of the option. The decrease in value was within expectations. The Fund did re-hedge its portfolio in December of 2024, resetting the hedges to end-of-year levels.

Additional Trades: the premium collection trades are intended to offset the carrying cost of the hedge in a flat or rising market. In 2024, these non-directional trades posted gains of 59 basis points, offsetting a portion of the put option’s decline. Usually sharp rallies or sell-offs are detrimental to short volatility trades, but the Fund managed the small cap market’s storms well and posted a profit in this segment of the Fund.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Swan Defined Risk U.S. Small Cap Fund	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Russell 2000 Total Return
Dec-2015	$100,000	$100,000	$100,000	$100,000
Dec-2015	$99,700	$98,826	$100,236	$97,886
Dec-2016	$112,934	$112,661	$102,889	$118,743
Dec-2017	$122,169	$124,123	$106,533	$136,136
Dec-2018	$110,023	$116,334	$106,545	$121,142
Dec-2019	$125,783	$138,480	$115,833	$152,063
Dec-2020	$142,849	$161,416	$124,528	$182,416
Dec-2021	$157,906	$174,646	$122,608	$209,449
Dec-2022	$134,517	$144,774	$106,656	$166,645
Dec-2023	$145,942	$163,149	$112,553	$194,856
Dec-2024	$152,948	$175,704	$113,960	$217,338

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (December 29, 2015)
Swan Defined Risk U.S. Small Cap Fund	5.50%	4.80%	3.99%	4.83%
60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	6.76%	7.70%	4.88%	6.46%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.46%
Russell 2000 Total Return	9.64%	11.54%	7.40%	9.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$25,144,730
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$89,850
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	91.9%
Money Market Funds	1.5%
Purchased Options	6.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity Option	-0.3%
Money Market Funds	1.5%
Index Option	5.8%
Equity	92.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	92.3%
Russell 2000 Index, 12/19/25 2250.0 Put	6.6%
First American Government Obligations Fund, Class X	1.5%
Chicago Board Options Exchange Volatility Index, 01/22/25 15.0 Put	0.0%
S&P 500 Index, 02/21/25 6430.0 Call	0.0%
iShares MSCI Emerging Markets ETF, 02/21/25 46.5 Call	0.0%
Chicago Board Options Exchange Volatility Index, 01/22/25 23.0 Call	-0.1%
S&P 500 Index, 03/21/25 6270.0 Call	-0.1%
S&P 500 Index, 03/21/25 5550.0 Put	-0.3%
S&P 500 Index, 02/21/25 5770.0 Put	-0.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Swan Defined Risk U.S. Small Cap Fund - Class I (SDCIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.swandefinedriskfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SDCIX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Swan Defined Risk Foreign Fund

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Semi-Annual Financial Statements

and Additional Information

December 31, 2024

1-877-896-2590

www.swandefinedriskfunds.com

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares					Fair Value
		EXCHANGE-TRADED FUNDS — 92.8%
		EQUITY - 92.8%
244,266	Communication Services Select Sector SPDR Fund(a)				$23,647,391
126,773	Consumer Discretionary Select Sector SPDR Fund(a)				28,441,523
178,458	Consumer Staples Select Sector SPDR Fund(a)				14,028,583
92,963		Energy Select Sector SPDR Fund			7,963,211
707,830		Financial Select Sector SPDR Fund(a)			34,209,424
184,583		Health Care Select Sector SPDR Fund(a)			25,393,083
155,769		Industrial Select Sector SPDR Fund(a)			20,524,123
652,000		iShares Core S&P 500 ETF(a)			383,819,360
56,789		Materials Select Sector SPDR Fund			4,778,226
129,685		Real Estate Select Sector SPDR Fund(a)			5,274,289
352,759		Technology Select Sector SPDR Fund(a)			82,023,523
77,166		Utilities Select Sector SPDR Fund			5,840,695
		TOTAL EXCHANGE-TRADED FUNDS (Cost $266,243,969)			635,943,431

		SHORT-TERM INVESTMENTS — 0.6%
		MONEY MARKET FUNDS - 0.6%
1,678,458		First American Government Obligations Fund, Class X, 4.41%(b)			1,678,458
2,270,347	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 4.20%(b)				2,270,347
		TOTAL SHORT-TERM INVESTMENTS (Cost $3,948,805)			3,948,805

Contracts(c)		Expiration Date	Exercise Price	Notional Value
		INDEX OPTIONS PURCHASED - 7.5%
		PUT OPTIONS PURCHASED - 7.5%
270	S&P 500 Index	01/23/2025	$5,850	$158,804,010	$1,654,079
283	S&P 500 Index	02/21/2025	5,695	166,450,129	1,638,133
1,080	S&P 500 Index	12/18/2026	6,100	635,216,040	48,221,070
		TOTAL PUT OPTIONS PURCHASED (Cost - $49,576,214)			51,513,282

		TOTAL INVESTMENTS - 100.9% (Cost $319,768,988)			$691,405,518
		CALL OPTIONS WRITTEN – (0.0)%(d) (Premiums received - $312,355)			(240,835)
		PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $4,882,711)			(6,255,715)
		OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%(e)			251,568
		NET ASSETS - 100.0%			$685,160,536

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN – (0.0)%(d)
108	S&P 500 Index	03/21/2025	$6,270	$63,521,604	$240,835
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $312,355)

	PUT OPTIONS WRITTEN - (0.9)%
270	S&P 500 Index	01/23/2025	5,975	158,804,010	3,185,833
283	S&P 500 Index	02/21/2025	5,810	166,450,129	2,384,086
108	S&P 500 Index	03/21/2025	5,550	63,521,604	685,796
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $4,882,711)				6,255,715

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $5,195,066)				$6,496,550

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2024, the total value of securities held as collateral is $370,730,924.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1)%.

(e)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 92.9%
	EQUITY - 92.9%
241,200	iShares Core MSCI Emerging Markets ETF(a)				$12,595,464
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,458,123)

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
173,908	First American Government Obligations Fund, Class X, 4.41% (Cost $173,908)(b)				173,908

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 6.9%
	PUT OPTIONS PURCHASED - 6.9%
3,030	iShares MSCI Emerging Markets ETF	12/19/2025	$42.00	$12,671,460	$931,055
	TOTAL PUT OPTIONS PURCHASED (Cost - $704,588)

	TOTAL INVESTMENTS - 101.1% (Cost $11,336,619)				$13,700,427
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $62,758)				(22,679)
	PUT OPTIONS WRITTEN - (0.8)% (Premiums received - $86,344)				(109,302)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(18,343)
	NET ASSETS - 100.0%				$13,550,103

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.0)%
	CALL OPTIONS WRITTEN- (0.2)%
768	iShares MSCI Emerging Markets ETF	02/21/2025	$47.00	$3,211,776	$1,862
1,519	iShares MSCI Emerging Markets ETF	03/21/2025	46.50	6,352,458	20,817
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $62,758)				22,679

	PUT OPTIONS WRITTEN - (0.8)%
768	iShares MSCI Emerging Markets ETF	02/21/2025	40.50	3,211,776	36,396
758	iShares MSCI Emerging Markets ETF	03/21/2025	39.00	3,169,956	30,196
761	iShares MSCI Emerging Markets ETF	03/21/2025	40.00	3,182,502	42,710
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $86,344)				109,302

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $149,102)				$131,981

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2024, the total value of the securities held as collateral is $4,699,800.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 95.3%
	EQUITY - 95.3%
208,000	iShares MSCI EAFE ETF(a)				$15,726,880
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,268,252)

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
209,114	First American Government Obligations Fund, Class X, 4.41% (Cost $209,114)(b)				209,114

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 4.6%
	PUT OPTIONS PURCHASED - 4.6%
2,080	iShares MSCI EAFE ETF	12/19/2025	$75.00	$15,726,880	$764,029
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,211,120)

	TOTAL INVESTMENTS - 101.2% (Cost $12,688,486)				$16,700,023
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $58,978)				(17,384)
	PUT OPTIONS WRITTEN - (0.8)% (Premiums received - $116,808)				(130,849)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(48,893)
	NET ASSETS - 100.0%				$16,502,897

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.1)%
1,040	iShares MSCI EAFE ETF	02/21/2025	$82.00	$7,863,440	$14,285
523	iShares MSCI EAFE ETF	02/21/2025	84.00	3,954,403	3,099
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $58,978)				17,384

	PUT OPTIONS WRITTEN - (0.8)%
520	iShares MSCI EAFE ETF	02/21/2025	73.50	3,931,720	39,490
1,043	iShares MSCI EAFE ETF	02/21/2025	74.00	7,886,123	91,359
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $116,808)				130,849

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $175,786)				$148,233

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2024, the total value of securities held as collateral is $5,217,090.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 90.2%
	EQUITY - 90.2%
56,000	iShares Core S&P 500 ETF(a)				$32,966,080
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,020,386)

	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
1,207,629	First American Government Obligations Fund, Class X, 4.41%(b)				1,207,629
190,007	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 4.20%(b)				190,007
	TOTAL MONEY MARKET FUNDS (Cost $1,397,636)				1,397,636

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 7.7%
	CALL OPTIONS PURCHASED - 1.9%
28	S&P 500 Index	12/18/2026	$6,900	$16,468,564	696,570
	TOTAL CALL OPTIONS PURCHASED (Cost - $821,969)

	PUT OPTIONS PURCHASED - 5.8%
295	Chicago Board Options Exchange Volatility Index	01/22/2025	15	511,825	8,915
14	S&P 500 Index	01/23/2025	5,850	8,234,282	85,767
14	S&P 500 Index	02/21/2025	5,695	8,234,282	81,038
56	S&P 500 Index	12/18/2026	5,750	32,937,128	1,930,111
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,043,791)				2,105,831

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,865,760)				2,802,401

	TOTAL INVESTMENTS - 101.7% (Cost $20,283,782)				$37,166,117
	CALL OPTIONS WRITTEN - (0.8)% (Premiums received - $367,737)				(298,010)
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $249,707)				(321,232)
	LIABILITES IN EXCESS OF OTHER ASSETS – (0.0)%(d)				(13,263)
	NET ASSETS - 100.0%				$36,533,612

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (1.7)%
	CALL OPTIONS WRITTEN- (0.8)%
295	Chicago Board Options Exchange Volatility Index	01/22/2025	$23	$511,825	$24,593
6	S&P 500 Index	03/21/2025	6,270	3,528,978	13,380

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (1.7)% (Continued)
	CALL OPTIONS WRITTEN - (0.8)% (Continued)
28	S&P 500 Index	12/18/2026	$7,500	$16,468,564	$260,037
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $367,737)				298,010

	PUT OPTIONS WRITTEN - (0.9)%
14	S&P 500 Index	01/23/2025	5,975	8,234,282	165,191
14	S&P 500 Index	02/21/2025	5,810	8,234,282	117,941
6	S&P 500 Index	03/21/2025	5,550	3,528,978	38,100
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $249,707)				321,232

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $617,444)				$619,242

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2024, the total value of securities held as collateral is $20,603,800.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Rounds to greater than (0.1)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 92.3%
	EQUITY - 92.3%
105,000	iShares Russell 2000 ETF(a)				$23,200,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,640,148)

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
383,830	First American Government Obligations Fund, Class X, 4.41% (Cost $383,830)(b)				383,830

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 6.6%
	PUT OPTIONS PURCHASED - 6.6%
230	Chicago Board Options Exchange Volatility Index	01/22/2025	$15.00	$399,050	$6,951
105	Russell 2000 Index	12/19/2025	2,250.00	23,416,659	1,652,993
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,756,752)				1,659,944

	TOTAL INVESTMENTS - 100.4% (Cost $16,780,730)				$25,244,574
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $114,701)				(46,302)
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $143,870)				(220,150)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%				166,608
	NET ASSETS - 100.0%				$25,144,730

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN - (0.2)%
230	Chicago Board Options Exchange Volatility Index	01/22/2025	$23.00	$399,050	$19,174
10	S&P 500 Index	02/21/2025	6,430.00	5,881,630	1,449
10	S&P 500 Index	03/21/2025	6,270.00	5,881,630	22,300
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $80,227)				42,923

	PUT OPTIONS WRITTEN - (0.6)%
10	S&P 500 Index	02/21/2025	5,770.00	5,881,630	73,864

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.8)% (Continued)
	PUT OPTIONS WRITTEN - (0.6)% (Continued)
10	S&P 500 Index	03/21/2025	$5,550.00	$5,881,630	$63,500
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $95,457)				137,364

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $175,684)				$180,287

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN – (0.0)%(d)
1,394	iShares MSCI Emerging Markets ETF	02/21/2025	46.50	5,829,708	3,379
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $34,474)

	PUT OPTIONS WRITTEN - (0.3)%
1,394	iShares MSCI Emerging Markets ETF	02/21/2025	41.00	5,829,708	82,786
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $48,413)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $82,887)				$86,165

	TOTAL OPTIONS WRITTEN (Premiums received - $258,571)				$266,452

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2024, the total value of securities held as collateral is $12,594,720.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$319,768,988	$11,336,619	$12,688,486	$20,283,782	$16,780,730
Total investments at value	691,405,518	13,700,427	16,700,023	37,166,117	25,244,574
Cash held at broker	297	18,191	100,276	41	197,213
Receivable for securities sold	8,641,444	—	—	423,386	81,980
Receivable for Fund shares sold	372,054	—	2,283	—	236
Dividends and interest receivable	25,619	606	750	6,638	3,130
Receivable due from Advisor	—	2,527	—	—	—
Prepaid expenses and other assets	26,172	1,345	2,619	11,260	2,634
TOTAL ASSETS	700,471,104	13,723,096	16,805,951	37,607,442	25,529,767

LIABILITIES
Options written, at value (Premiums received - $5,195,066, $149,102, $175,786, $617,444 and $258,571, respectively)	6,496,550	131,981	148,233	619,242	266,452
Investment advisory fees payable	599,108	—	1,926	23,650	11,360
Payable for investments purchased	7,624,356	—	—	367,840	—
Payable for Fund shares repurchased	224,497	—	115,091	—	76,101
Distribution (12b-1) fees payable	91,059	584	567	1,550	1,187
Payable to related parties	87,599	13,074	7,909	16,043	7,834
Accrued expenses and other liabilities	187,399	27,354	29,328	45,505	22,103
TOTAL LIABILITIES	15,310,568	172,993	303,054	1,073,830	385,037
NET ASSETS	$685,160,536	$13,550,103	$16,502,897	$36,533,612	$25,144,730

NET ASSETS CONSIST OF:
Paid in capital	$307,220,099	$17,068,162	$15,781,809	$20,205,072	$18,005,515
Accumulated earnings (deficits)	377,940,437	(3,518,059)	721,088	16,328,540	7,139,215
NET ASSETS	$685,160,536	$13,550,103	$16,502,897	$36,533,612	$25,144,730

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$112,083,813	$506,138	$718,326	$1,817,778	$1,240,079
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,672,090	56,775	75,913	132,476	89,293
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$14.61	$8.91	$9.46	$13.72	$13.89
Maximum offering price per share (maximum sales charge of 5.50%)	$15.46	$9.43	$10.01	$14.52	$14.70

Class C Shares:
Net Assets	$77,015,031	$547,561	$470,243	$1,329,103	$1,037,954
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,593,645	63,359	50,854	101,273	80,227
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.77	$8.64	$9.25	$13.12	$12.94

Class I Shares:
Net Assets	$496,061,692	$12,496,404	$15,314,328	$33,386,731	$22,866,697
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	33,657,458	1,401,528	1,614,189	2,396,261	1,610,908
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.74	$8.92	$9.49	$13.93	$14.19

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Foreign Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$4,840,555	$284,824	$219,892	$242,518	$169,903
Interest	255,413	5,365	5,638	32,361	10,949
TOTAL INVESTMENT INCOME	5,095,968	290,189	225,530	274,879	180,852

EXPENSES
Investment advisory fees	3,562,393	105,216	121,839	178,156	148,740
Distribution (12b-1) fees:
Class A	140,720	688	993	2,242	1,408
Class C	410,631	3,080	2,751	6,898	6,023
Administration fees	239,565	30,912	27,084	30,448	28,691
Third party administrative service fees	223,749	8,044	9,161	14,812	9,161
Accounting services fees	91,294	2,089	2,241	3,506	2,687
Transfer agent fees	44,928	15,877	15,877	15,877	15,877
Custodian fees	37,913	3,781	3,890	4,045	3,890
Registration fees	25,422	12,601	12,710	12,710	12,710
Printing and postage expenses	25,203	3,726	3,726	3,781	3,726
Compliance officer fees	22,464	5,041	5,041	5,085	5,041
Audit fees	10,971	10,972	10,972	10,972	10,972
Trustees’ fees and expenses	10,026	9,008	9,008	9,008	9,008
Legal fees	7,561	7,561	7,562	7,562	7,562
Insurance expense	5,107	1,267	1,267	1,525	1,267
Interest expense	—	—	125	—	135
Other expenses	3,781	2,520	2,521	2,521	7,562
TOTAL EXPENSES	4,861,728	222,383	236,768	309,148	274,460

Less: Fees waived by the Advisor	—	(71,805)	(62,737)	(50,345)	(58,890)
TOTAL NET EXPENSES	4,861,728	150,578	174,031	258,803	215,570

NET INVESTMENT INCOME (LOSS)	234,240	139,611	51,499	16,076	(34,718)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	62,683,428	715,532	2,545,318	1,102,564	3,859,703
Options purchased	(59,823,819)	(1,003,832)	(298,459)	(364,281)	(1,499,659)
Options written	11,715,624	(279,214)	(3,014)	(908,028)	100,335
Net realized gain (loss) on investments, options purchased and options written	14,575,233	(567,514)	2,243,845	(169,745)	2,460,379
Net change in unrealized appreciation (depreciation) on:
Investments	(15,453,149)	(857,680)	(3,172,485)	1,228,070	(1,253,374)
Options purchased	49,089,841	901,377	321,312	624,325	658,973
Options written	(16,227,955)	(82,160)	31,707	79,980	(76,812)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	17,408,737	(38,463)	(2,819,466)	1,932,375	(671,213)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	31,983,970	(605,977)	(575,621)	1,762,630	1,789,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,218,210	$(466,366)	$(524,122)	$1,778,706	$1,754,448

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income	$234,240	$951,511
Net realized gain on investments, options purchased and options written	14,575,233	81,805,497
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	17,408,737	(2,853,693)
Net increase in net assets resulting from operations	32,218,210	79,903,315

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(6,659,086)	(11,021,178)
Class C	(4,843,228)	(10,945,254)
Class I	(29,938,726)	(62,079,272)
Net decrease in net assets resulting from distributions to shareholders	(41,441,040)	(84,045,704)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,207,974	15,994,461
Class C	3,752,106	3,966,638
Class I	22,389,717	45,702,487
Net asset value of shares issued in reinvestment of distributions:
Class A	6,324,190	10,456,035
Class C	4,437,591	10,194,937
Class I	28,331,965	58,552,340
Payments for shares redeemed:
Class A	(8,798,892)	(19,532,699)
Class C	(15,546,745)	(31,083,575)
Class I	(68,614,237)	(184,977,821)
Net decrease in net assets from shares of beneficial interest	(18,516,331)	(90,727,197)

TOTAL DECREASE IN NET ASSETS	(27,739,161)	(94,869,586)

NET ASSETS
Beginning of Period	712,899,697	807,769,283
End of Period	$685,160,536	$712,899,697

SHARE ACTIVITY
Class A:
Shares Sold	604,786	1,094,738
Shares Reinvested	428,759	748,463
Shares Redeemed	(573,831)	(1,332,925)
Net increase in shares of beneficial interest outstanding	459,714	510,276

Class C:
Shares Sold	256,995	279,706
Shares Reinvested	319,251	765,386
Shares Redeemed	(1,077,412)	(2,222,964)
Net decrease in shares of beneficial interest outstanding	(501,166)	(1,177,872)

Class I:
Shares Sold	1,447,223	3,095,418
Shares Reinvested	1,904,030	4,161,502
Shares Redeemed	(4,479,295)	(12,506,559)
Net decrease in shares of beneficial interest outstanding	(1,128,042)	(5,249,639)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income	$139,611	$372,440
Net realized loss on investments, options purchased and options written	(567,514)	(1,614,916)
Net change in unrealized appreciation (deprecation) on investments, options purchased and options written	(38,463)	3,258,267
Net increase (decrease) in net assets resulting from operations	(466,366)	2,015,791

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(12,760)	(3,311)
Class C	(7,698)	—
Class I	(351,837)	(223,890)
Net decrease in net assets resulting from distributions to shareholders	(372,295)	(227,201)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	753	20,874
Class C	1,840	12,056
Class I	975,180	3,382,387
Net asset value of shares issued in reinvestment of distributions:
Class A	10,657	2,849
Class C	3,831	—
Class I	328,305	212,387
Payments for shares redeemed:
Class A	(42,320)	(165,357)
Class C	(81,348)	(339,835)
Class I	(13,127,094)	(6,175,785)
Net decrease in net assets from shares of beneficial interest	(11,930,196)	(3,050,424)

TOTAL DECREASE IN NET ASSETS	(12,768,857)	(1,261,834)

NET ASSETS
Beginning of Period	26,318,960	27,580,794
End of Period	$13,550,103	$26,318,960

SHARE ACTIVITY
Class A:
Shares Sold	81	2,349
Shares Reinvested	1,189	318
Shares Redeemed	(4,588)	(18,733)
Net decrease in shares of beneficial interest outstanding	(3,318)	(16,066)

Class C:
Shares Sold	206	1,412
Shares Reinvested	441	—
Shares Redeemed	(8,992)	(39,372)
Net decrease in shares of beneficial interest outstanding	(8,345)	(37,960)

Class I:
Shares Sold	102,620	378,588
Shares Reinvested	36,642	23,651
Shares Redeemed	(1,412,578)	(696,234)
Net decrease in shares of beneficial interest outstanding	(1,273,316)	(293,995)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income	$51,499	$404,608
Net realized gain (loss) on investments, options purchased and options written	2,243,845	(446,347)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(2,819,466)	1,346,093
Net increase (decrease) in net assets resulting from operations	(524,122)	1,304,354

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(11,965)	(9,965)
Class C	(3,492)	(3,535)
Class I	(297,959)	(409,145)
Net decrease in net assets resulting from distributions to shareholders	(313,416)	(422,645)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	40,880	37,316
Class C	—	700
Class I	2,118,265	1,800,658
Net asset value of shares issued in reinvestment of distributions:
Class A	7,758	7,195
Class C	2,552	2,791
Class I	283,069	393,388
Payments for shares redeemed:
Class A	(65,128)	(53,234)
Class C	(115,452)	(109,342)
Class I	(12,241,548)	(8,921,975)
Net decrease in net assets from shares of beneficial interest	(9,969,604)	(6,842,503)

TOTAL DECREASE IN NET ASSETS	(10,807,142)	(5,960,794)

NET ASSETS
Beginning of Period	27,310,039	33,270,833
End of Period	$16,502,897	$27,310,039

SHARE ACTIVITY
Class A:
Shares Sold	4,093	3,803
Shares Reinvested	813	744
Shares Redeemed	(6,497)	(5,417)
Net decrease in shares of beneficial interest outstanding	(1,591)	(870)

Class C:
Shares Sold	—	75
Shares Reinvested	274	296
Shares Redeemed	(11,962)	(11,656)
Net decrease in shares of beneficial interest outstanding	(11,688)	(11,285)

Class I:
Shares Sold	209,011	186,140
Shares Reinvested	29,610	40,597
Shares Redeemed	(1,227,550)	(927,619)
Net decrease in shares of beneficial interest outstanding	(988,929)	(700,882)

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income (loss)	$16,076	$(106,617)
Net realized gain (loss) on investments, options purchased and options written	(169,745)	15,941,720
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	1,932,375	(9,379,585)
Net increase in net assets resulting from operations	1,778,706	6,455,518

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(37,045)	(419,620)
Class C	(28,349)	(372,927)
Class I	(669,734)	(7,445,425)
Net decrease in net assets resulting from distributions to shareholders	(735,128)	(8,237,972)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	82,936	191,532
Class C	28,832	35,807
Class I	4,716,732	13,976,711
Net asset value of shares issued in reinvestment of distributions:
Class A	36,596	417,698
Class C	25,367	344,626
Class I	664,774	7,336,657
Payments for shares redeemed:
Class A	(15,531)	(800,994)
Class C	(214,317)	(536,056)
Class I	(4,072,110)	(72,576,663)
Net increase (decrease) in net assets from shares of beneficial interest	1,253,279	(51,610,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,296,857	(53,393,136)

NET ASSETS
Beginning of Period	34,236,755	87,629,891
End of Period	$36,533,612	$34,236,755

SHARE ACTIVITY
Class A:
Shares Sold	6,302	13,115
Shares Reinvested	2,633	34,521
Shares Redeemed	(1,086)	(58,535)
Net increase (decrease) in shares of beneficial interest outstanding	7,849	(10,899)

Class C:
Shares Sold	2,215	2,761
Shares Reinvested	1,907	29,531
Shares Redeemed	(16,761)	(40,916)
Net decrease in shares of beneficial interest outstanding	(12,639)	(8,624)

Class I:
Shares Sold	338,678	983,067
Shares Reinvested	47,114	598,911
Shares Redeemed	(296,057)	(4,900,753)
Net increase (decrease) in shares of beneficial interest outstanding	89,735	(3,318,775)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment loss	$(34,718)	$(37,694)
Net realized gain (loss) on investments, options purchased and options written	2,460,379	(1,158,559)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(671,213)	2,178,501
Net increase in net assets resulting from operations	1,754,448	982,248

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	300,648	39,482
Class C	5,528	16,584
Class I	1,530,964	3,524,087
Payments for shares redeemed:
Class A	(9,720)	(157,949)
Class C	(439,452)	(393,378)
Class I	(9,072,685)	(8,909,459)
Net decrease in net assets from shares of beneficial interest	(7,684,717)	(5,880,633)

TOTAL DECREASE IN NET ASSETS	(5,930,269)	(4,898,385)

NET ASSETS
Beginning of Period	31,074,999	35,973,384
End of Period	$25,144,730	$31,074,999

SHARE ACTIVITY
Class A:
Shares Sold	21,483	2,967
Shares Reinvested	—	—
Shares Redeemed	(671)	(12,126)
Net increase (decrease) in shares of beneficial interest outstanding	20,812	(9,159)

Class C:
Shares Sold	431	1,378
Shares Reinvested	—	—
Shares Redeemed	(33,913)	(32,539)
Net decrease in shares of beneficial interest outstanding	(33,482)	(31,161)

Class I:
Shares Sold	108,584	268,452
Shares Reinvested	—	—
Shares Redeemed	(637,515)	(700,919)
Net decrease in shares of beneficial interest outstanding	(528,931)	(432,467)

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the		For the
	December 31, 2024		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year/period	$14.83		$14.95		$13.79		$14.93		$12.51		$12.80
Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (2)	0.01		0.02		(0.03)		(0.00	) (2)	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.70		1.57		1.14		(1.11)		2.43		(0.27)
Total from investment operations	0.70		1.58		1.16		(1.14)		2.43		(0.17)
Less distributions from:
Net investment income	—		(0.01)		—		—		(0.01)		(0.12)
Net realized gains	(0.92)		(1.69)		—		—		—		—
Return of capital	—		—		—		—		(0.00	) (2)	—
Total distributions	(0.92)		(1.70)		—		—		(0.01)		(0.12)
Net asset value, end of year/period	$14.61		$14.83		$14.95		$13.79		$14.93		$12.51
Total return (3)	4.63	% (4,7)	11.24	% (4)	8.41	% (4)	(7.64	)% (4)	19.44%		(1.39)%
Net assets, at end of year/period (000s)	$112,084		$106,982		$100,212		$124,935		$145,133		$158,255
Ratio of expenses to average net assets (5)	1.46	% (8)	1.46%		1.45%		1.43%		1.42%		1.42%
Ratio of net investment income (loss) to average net assets (5,6)	(0.01	)% (8)	0.05%		0.14%		(0.17)%		0.00%		0.76%
Portfolio Turnover Rate	12	% (7)	12%		22%		3%		11%		13%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	December 31, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$14.08		$14.37		$13.35	$14.57	$12.29	$12.58
Activity from investment operations:
Net investment income (loss) (1)	(0.06)		(0.10)		(0.08)	(0.14)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.67		1.50		1.10	(1.08)	2.38	(0.28)
Total from investment operations	0.61		1.40		1.02	(1.22)	2.28	(0.27)
Less distributions from:
Net investment income	—		—		—	—	—	(0.02)
Net realized gains	(0.92)		(1.69)		—	—	—	—
Total distributions	(0.92)		(1.69)		—	—	—	(0.02)
Net asset value, end of year/period	$13.77		$14.08		$14.37	$13.35	$14.57	$12.29
Total return (2)	4.24	% (3,6)	10.41	% (3)	7.64%	(8.37)%	18.55%	(2.17)%
Net assets, at end of year/period (000s)	$77,015		$85,830		$104,519	$110,351	$130,659	$150,858
Ratio of expenses to average net assets (4)	2.21	% (7)	2.21%		2.20%	2.18%	2.17%	2.17%
Ratio of net investment income (loss) to average net assets (4,5)	(0.80	)% (7)	(0.72)%		(0.57)%	(0.93)%	(0.75)%	0.07%
Portfolio Turnover Rate	12	% (6)	12%		22%	3%	11%	13%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
Net asset value, beginning of year/period	$14.95		$15.06	$13.86	$14.99	$12.56		$12.86
Activity from investment operations:
Net investment income (1)	0.02		0.04	0.05	0.00 (2)	0.03		0.14
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.70		1.59	1.15	(1.13)	2.45		(0.28)
Total from investment operations	0.72		1.63	1.20	(1.13)	2.48		(0.14)
Less distributions from:
Net investment income	(0.01)		(0.05)	—	—	(0.05)		(0.16)
Net realized gains	(0.92)		(1.69)	—	—	—		—
Return of capital	—		—	—	—	(0.00	) (2)	—
Total distributions	(0.93)		(1.74)	—	—	(0.05)		(0.16)
Net asset value, end of year/period	$14.74		$14.95	$15.06	$13.86	$14.99		$12.56
Total return (3)	4.76	% (6)	11.53%	8.66%	(7.54)%	19.75%		(1.15)%
Net assets, at end of year/period (000s)	$496,062		$520,088	$603,038	$737,073	$857,376		$1,121,879
Ratio of expenses to average net assets (4)	1.21	% (7)	1.21%	1.20%	1.18%	1.17%		1.17%
Ratio of net investment income to average net assets (4,5)	0.22	% (7)	0.29%	0.35%	0.02%	0.24%		1.07%
Portfolio Turnover Rate	12	% (6)	12%	22%	3%	11%		13%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$9.37		$8.73	$8.69	$10.01	$8.85	$9.86
Activity from investment operations:
Net investment income (1)	0.11		0.10	0.03	0.11	0.01	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.34)		0.59	0.10	(1.43)	1.27	(0.57)
Total from investment operations	(0.23)		0.69	0.13	(1.32)	1.28	(0.48)
Less distributions from:
Net investment income	(0.23)		(0.05)	(0.09)	—	(0.12)	(0.04)
Net realized gains	—		—	—	—	—	(0.49)
Total distributions	(0.23)		(0.05)	(0.09)	—	(0.12)	(0.53)
Net asset value, end of year/period	$8.91		$9.37	$8.73	$8.69	$10.01	$8.85
Total return (2)	(2.48	)% (6)	7.92%	1.52%	(13.19)%	14.47%	(5.16)%
Net assets, at end of year/period (000s)	$506		$563	$665	$1,055	$1,372	$2,084
Ratio of gross expenses to average net assets (3,5)	2.33	% (7)	1.93%	1.90%	1.87%	1.88%	1.93%
Ratio of net expenses to average net assets (3,5)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets (3,4,5)	2.25	% (7)	1.11%	0.33%	1.18%	0.16%	1.03%
Portfolio Turnover Rate	0	% (6)	15%	39%	10%	6%	16%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.33	% (7)	1.93%	1.90%	1.87%	1.88%	1.93%
Net expenses to average net assets (3)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	2.25	% (7)	1.11%	0.33%	1.18%	0.16%	1.03%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$9.02		$8.42	$8.38	$9.72	$8.58	$9.60
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.03	(0.02)	0.02	(0.07)	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.33)		0.57	0.08	(1.36)	1.24	(0.56)
Total from investment operations	(0.26)		0.60	0.06	(1.34)	1.17	(0.53)
Less distributions from:
Net investment income	(0.12)		—	(0.02)	—	(0.03)	—
Net realized gains	—		—	—	—	—	(0.49)
Total distributions	(0.12)		—	(0.02)	—	(0.03)	(0.49)
Net asset value, end of year/period	$8.64		$9.02	$8.42	$8.38	$9.72	$8.58
Total return (2)	(2.86	)% (6)	7.13%	0.75%	(13.79)%	13.60%	(5.85)%
Net assets, at end of year/period (000s)	$548		$646	$923	$1,050	$1,564	$1,365
Ratio of gross expenses to average net assets (3,5)	3.08	% (7)	2.68%	2.65%	2.62%	2.63%	2.68%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment income (loss) to average net assets (3,4,5)	1.46	% (7)	0.35%	(0.20)%	0.22%	(0.72)%	0.28%
Portfolio Turnover Rate	0	% (6)	15%	39%	10%	6%	16%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	3.08	% (7)	2.68%	2.65%	2.62%	2.63%	2.68%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	1.46	% (7)	0.35%	(0.20)%	0.22%	(0.72)%	0.28%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	December 31, 2024		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$9.39		$8.76		$8.73		$10.05	$8.89	$9.91
Activity from investment operations:
Net investment income (1)	0.06		0.12		0.07		0.13	0.02	0.13
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.27)		0.59		0.09		(1.43)	1.29	(0.58)
Total from investment operations	(0.21)		0.71		0.16		(1.30)	1.31	(0.45)
Less distributions from:
Net investment income	(0.26)		(0.08)		(0.13)		(0.02)	(0.15)	(0.08)
Net realized gains	—		—		—		—	—	(0.49)
Total distributions	(0.26)		(0.08)		(0.13)		(0.02)	(0.15)	(0.57)
Net asset value, end of year/period	$8.92		$9.39		$8.76		$8.73	$10.05	$8.89
Total return (2)	(2.28	)% (7)	8.12	% (3)	1.86	% (3)	(12.97)%	14.78%	(4.87)%
Net assets, at end of year/period (000s)	$12,496		$25,109		$25,992		$24,120	$32,079	$30,848
Ratio of gross expenses to average net assets (4,6)	2.08	% (8)	1.68%		1.65%		1.62%	1.63%	1.68%
Ratio of net expenses to average net assets (4,6)	1.40	% (8)	1.40%		1.40%		1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (5,6)	1.30	% (8)	1.42%		0.85%		1.39%	0.20%	1.37%
Portfolio Turnover Rate	0	% (7)	15%		39%		10%	6%	16%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.08	%(8)	1.68%	1.65%	1.62%	1.63%	1.68%
Net expenses to average net assets (3)	1.40	%(8)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	1.30	%(8)	1.42%	0.85%	1.39%	0.20%	1.37%

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	December 31, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$9.92		$9.60		$8.70	$11.11	$9.83	$10.24
Activity from investment operations:
Net investment income (1)	0.04		0.13		0.04	0.18	0.02	0.04
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.34)		0.32		0.86	(1.13)	1.32	0.04
Total from investment operations	(0.30)		0.45		0.90	(0.95)	1.34	0.08
Less distributions from:
Net investment income	(0.16)		(0.13)		—	(0.13)	—	(0.12)
Net realized gains	—		—		—	(0.12)	(0.06)	(0.37)
Return of capital	—		—		—	(1.21)	—	—
Total distributions	(0.16)		(0.13)		—	(1.46)	(0.06)	(0.49)
Net asset value, end of year/period	$9.46		$9.92		$9.60	$8.70	$11.11	$9.83
Total return (2)	(3.04	)% (3,7)	4.69	% (3)	10.34%	(9.97)%	13.60%	0.65%
Net assets, at end of year/period (000s)	$718		$769		$752	$819	$1,126	$2,150
Ratio of gross expenses to average net assets (4,6)	2.16	% (8)	1.97%		1.84%	1.94%	2.03%	2.12%
Ratio of net expenses to average net assets (4,6)	1.65	% (8)	1.65%		1.65%	1.69%	1.73%	1.85%
Ratio of net investment income to average net assets (4,5,6)	0.78	% (8)	1.34%		0.44%	1.77%	0.20%	0.40%
Portfolio Turnover Rate	0	% (7)	8%		42%	10%	8%	15%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.16	% (8)	1.97%	1.84%	1.90%	1.95%	1.92%
Net expenses to average net assets (3)	1.65	% (8)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	0.78	% (8)	1.34%	0.44%	1.81%	0.29%	0.60%

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$9.65		$9.33	$8.52	$10.90	$9.73	$10.12
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.04	(0.02)	0.10	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.32)		0.33	0.83	(1.10)	1.26	0.04
Total from investment operations	(0.33)		0.37	0.81	(1.00)	1.23	—
Less distributions from:
Net investment income	(0.07)		(0.05)	—	(0.05)	—	(0.02)
Net realized gains	—		—	—	(0.12)	(0.06)	(0.37)
Return of capital	—		—	—	(1.21)	—	—
Total distributions	(0.07)		(0.05)	—	(1.38)	(0.06)	(0.39)
Net asset value, end of year/period	$9.25		$9.65	$9.33	$8.52	$10.90	$9.73
Total return (2)	(3.44	)% (6)	3.98%	9.51%	(10.63)%	12.61%	(0.07)%
Net assets, at end of year/period (000s)	$470		$603	$689	$700	$876	$949
Ratio of gross expenses to average net assets (3,5)	2.91	% (7)	2.72%	2.59%	2.69%	2.78%	2.87%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.40%	2.40%	2.44%	2.48%	2.60%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.09	)% (7)	0.43%	(0.26)%	0.97%	(0.32)%	(0.43)%
Portfolio Turnover Rate	0	% (6)	8%	42%	10%	8%	15%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.91	% (7)	2.72%	2.59%	2.65%	2.70%	2.67%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	(0.09	)% (7)	0.43%	(0.26)%	1.01%	(0.24)%	(0.23)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$9.96		$9.63	$8.71	$11.13	$9.85	$10.25
Activity from investment operations:
Net investment income (1)	0.02		0.14	0.07	0.22	0.07	0.07
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.30)		0.34	0.85	(1.14)	1.29	0.04
Total from investment operations	(0.28)		0.48	0.92	(0.92)	1.36	0.11
Less distributions from:
Net investment income	(0.19)		(0.15)	—	(0.17)	(0.02)	(0.14)
Net realized gains	—		—	—	(0.12)	(0.06)	(0.37)
Return of capital	—		—	—	(1.21)	—	—
Total distributions	(0.19)		(0.15)	—	(1.50)	(0.08)	(0.51)
Net asset value, end of year/period	$9.49		$9.96	$9.63	$8.71	$11.13	$9.85
Total return (2)	(2.87	)% (6)	5.04%	10.56%	(9.78)%	13.82%	0.97%
Net assets, at end of year/period (000s)	$15,314		$25,938	$31,830	$27,838	$31,591	$30,829
Ratio of gross expenses to average net assets (3,5)	1.91	% (7)	1.72%	1.59%	1.69%	1.78%	1.87%
Ratio of net expenses to average net assets (3,5)	1.40	% (7)	1.40%	1.40%	1.44%	1.48%	1.60%
Ratio of net investment income to average net assets (3,4,5)	0.42	% (7)	1.46%	0.78%	2.13%	0.69%	0.66%
Portfolio Turnover Rate	0	% (6)	8%	42%	10%	8%	15%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.91	% (7)	1.72%	1.59%	1.65%	1.70%	1.67%
Net expenses to average net assets (3)	1.40	% (7)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	0.42	% (7)	1.46%	0.78%	2.17%	0.76%	0.86%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the	For the		For the		For the		For the
	December 31, 2024		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year/period	$13.31		$14.78	$13.40		$14.97		$11.86		$11.38
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.02)	0.01		(0.06)		(0.05)		0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.71		2.08	1.37		(1.51)		3.23		0.58
Total from investment operations	0.70		2.06	1.38		(1.57)		3.18		0.67
Less distributions from:
Net investment income	—		—	—		—		—		(0.07)
Net realized gains	(0.29)		(3.53)	—		—		(0.07)		(0.12)
Return of capital	—		—	—		—		(0.00	) (2)	—
Total distributions	(0.29)		(3.53)	—		—		(0.07)		(0.19)
Net asset value, end of year/period	$13.72		$13.31	$14.78		$13.40		$14.97		$11.86
Total return (3)	5.20	% (7)	16.29%	10.30%		(10.49)%		26.90%		5.85%
Net assets, at end of year/period (000s)	$1,818		$1,659	$2,003		$1,823		$3,263		$5,252
Ratio of gross expenses to average net assets before waiver/recapture (4)	1.93	% (8)	1.85%	1.57%		1.57%		1.63%		2.33%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.65	% (8)	1.65%	1.65	% (5)	1.65	% (5)	1.65	% (5)	1.65%
Ratio of net investment income (loss) to average net assets (4,6)	(0.11	)% (8)	(0.16)%	(0.09)%		(0.52)%		(0.38)%		0.74%
Portfolio Turnover Rate	15	% (7)	16%	21%		3%		27%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the		For the		For the		For the
	December 31, 2024		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year/period	$12.79		$14.43	$13.19		$14.83		$11.84		$11.38
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.12)	(0.09)		(0.16)		(0.12)		(0.03	) (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.68		2.01	1.33		(1.48)		3.18		0.68
Total from investment operations	0.62		1.89	1.24		(1.64)		3.06		0.65
Less distributions from:
Net investment income	—		—	—		—		—		(0.07)
Net realized gains	(0.29)		(3.53)	—		—		(0.07)		(0.12)
Total distributions	(0.29)		(3.53)	—		—		(0.07)		(0.19)
Net asset value, end of year/period	$13.12		$12.79	$14.43		$13.19		$14.83		$11.84
Total return (3)	4.78	% (7)	15.41%	9.40%		(11.06)%		25.93%		5.73%
Net assets, at end of year/period (000s)	$1,329		$1,457	$1,768		$1,798		$1,092		$71
Ratio of gross expenses to average net assets before waiver/recapture (4)	2.68	% (8)	2.60%	2.32%		2.32%		2.38%		3.08%
Ratio of net expenses to average net assets after waiver/recapture (4)	2.40	% (8)	2.40%	2.40	% (5)	2.40	% (5)	2.40	% (5)	2.40%
Ratio of net investment loss to average net assets (4,6)	(0.90	)% (8)	(0.92)%	(0.84)%		(1.17)%		(0.85)%		(0.22	)% (2)
Portfolio Turnover Rate	15	% (7)	16%	21%		3%		27%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the		For the		For the		For the		For the
	December 31, 2024		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year/period	$13.49		$14.91		$13.47		$15.02		$11.88		$11.38
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.03)		0.03		(0.02)		(0.01)		0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.72		2.14		1.41		(1.53)		3.23		0.59
Total from investment operations	0.73		2.11		1.44		(1.55)		3.22		0.69
Less distributions from:
Net investment income	—		—		—		—		(0.01)		(0.07)
Net realized gains	(0.29)		(3.53)		—		—		(0.07)		(0.12)
Return of capital	—		—		—		—		(0.00	) (2)	—
Total distributions	(0.29)		(3.53)		—		—		(0.08)		(0.19)
Net asset value, end of year/period	$13.93		$13.49		$14.91		$13.47		$15.02		$11.88
Total return (3)	5.35	% (4,8)	16.51	% (4)	10.69	% (4)	(10.32	)% (4)	27.23%		6.09%
Net assets, at end of year/period (000s)	$33,387		$31,121		$83,858		$100,218		$80,421		$63,250
Ratio of gross expenses to average net assets before waiver/recapture (5)	1.68	% (9)	1.60%		1.32%		1.32%		1.38%		2.08%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.40	% (9)	1.40%		1.40	% (6)	1.40	% (6)	1.40	% (6)	1.40%
Ratio of net investment income (loss) to average net assets (5,7)	0.14	% (9)	(0.22)%		0.16%		(0.23)%		(0.08)%		0.87%
Portfolio Turnover Rate	15	% (8)	16%		21%		3%		27%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$13.17		$12.70	$13.14	$15.55	$11.67	$11.92
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.04)	(0.03)	(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.74		0.51	0.49	(2.30)	3.97	(0.20)
Total from investment operations	0.72		0.47	0.46	(2.41)	3.88	(0.25)
Less distributions from:
Net realized gains	—		—	(0.90)	—	—	—
Total distributions	—		—	(0.90)	—	—	—
Net asset value, end of year/period	$13.89		$13.17	$12.70	$13.14	$15.55	$11.67
Total return (2)	5.47	% (6)	3.70%	3.89%	(15.50)%	33.25%	(2.10)%
Net assets, at end of year/period (000s)	$1,240		$902	$986	$1,023	$1,080	$2,364
Ratio of gross expenses to average net assets (3,5)	2.05	% (7)	1.91%	1.79%	1.84%	1.90%	1.99%
Ratio of net expenses to average net assets (3,5)	1.65	% (7)	1.65%	1.65%	1.69%	1.70%	1.73%
Ratio of net investment loss to average net assets (3,4,5)	(0.29	)% (7)	(0.32)%	(0.21)%	(0.73)%	(0.69)%	(0.44)%
Portfolio Turnover Rate	0	% (6)	15%	46%	14%	26%	22%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.05	% (7)	1.91%	1.79%	1.80%	1.85%	1.91%
Net expenses to average net assets (3)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (3,4)% (6)	(0.29	)% (7)	(0.32)%	(0.21)%	(0.69)%	(0.64)%	(0.36)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$12.32		$11.96	$12.53	$14.94	$11.29	$11.62
Activity from investment operations:
Net investment loss (1)	(0.08)		(0.13)	(0.12)	(0.21)	(0.20)	(0.14)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.70		0.49	0.45	(2.20)	3.85	(0.19)
Total from investment operations	0.62		0.36	0.33	(2.41)	3.65	(0.33)
Less distributions from:
Net realized gains	—		—	(0.90)	—	—	—
Total distributions	—		—	(0.90)	—	—	—
Net asset value, end of year/period	$12.94		$12.32	$11.96	$12.53	$14.94	$11.29
Total return (2)	5.03	% (6)	3.01%	3.02%	(16.13)%	32.33%	(2.84)%
Net assets, at end of year/period (000s)	$1,038		$1,401	$1,733	$1,726	$2,104	$1,720
Ratio of gross expenses to average net assets (3,5)	2.80	% (7)	2.66%	2.54%	2.59%	2.65%	2.74%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.40%	2.40%	2.44%	2.45%	2.48%
Ratio of net investment loss to average net assets (3,4,5)	(1.22	)% (7)	(1.07)%	(0.95)%	(1.49)%	(1.52)%	(1.22)%
Portfolio Turnover Rate	0	% (6)	15%	46%	14%	26%	22%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.80	% (7)	2.66%	2.54%	2.55%	2.60%	2.66%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (3,4)	(1.21	)% (7)	(1.07)%	(0.95)%	(1.45)%	(1.47)%	(1.14)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year/period	$13.45		$12.93	$13.34	$15.74	$11.78	$12.01
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.01)	0.01	(0.07)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.75		0.53	0.48	(2.33)	4.04	(0.20)
Total from investment operations	0.74		0.52	0.49	(2.40)	3.96	(0.23)
Less distributions from:
Net realized gains	—		—	(0.90)	—	—	—
Total distributions	—		—	(0.90)	—	—	—
Net asset value, end of year/period	$14.19		$13.45	$12.93	$13.34	$15.74	$11.78
Total return (2)	5.50	% (6)	4.02%	4.07%	(15.25)%	33.62%	(1.92)%
Net assets, at end of year/period (000s)	$22,867		$28,772	$33,255	$32,755	$42,153	$32,244
Ratio of gross expenses to average net assets (3,5)	1.80	% (7)	1.66%	1.54%	1.59%	1.65%	1.74%
Ratio of net expenses to average net assets (3,5)	1.40	% (7)	1.40%	1.40%	1.44%	1.45%	1.48%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.19	)% (7)	(0.06)%	0.05%	(0.48)%	(0.54)%	(0.23)%
Portfolio Turnover Rate	0	% (6)	15%	46%	14%	26%	22%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.80	% (7)	1.66%	1.54%	1.55%	1.60%	1.66%
Net expenses to average net assets (3)	1.40	% (7)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (3,4)	(0.19	)% (7)	(0.06)%	0.05%	(0.44)%	(0.49)%	(0.15)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, (each a “Fund” and together, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are “funds of funds” in that they will generally invest in other investment companies.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.
Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.
Swan Defined Risk Foreign Fund – To seek long term capital appreciation.
Swan Defined Risk Growth Fund – To seek long term capital appreciation.
Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014. The Swan Defined Risk Foreign Fund and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015. The Swan Defined Risk Growth Fund commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$635,943,431	$—	$—	$635,943,431
Purchased Put Options	—	51,513,282	—	51,513,282
Short-Term Investments	3,948,805	—	—	3,948,805
Total	$639,892,236	$51,513,282	$—	$691,405,518
Liabilities *
Call Option Written	$—	$240,835	$—	$240,835
Put Options Written	—	6,255,715	—	6,255,715
Total	$—	$6,496,550	$—	$6,496,550

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$12,595,464	$—	$—	$12,595,464
Purchased Put Options	—	931,055	—	931,055
Short-Term Investment	173,908	—	—	173,908
Total	$12,769,372	$931,055	$—	$13,700,427
Liabilities *
Call Options Written	$—	$22,679	$—	$22,679
Put Options Written	—	109,302	—	109,302
Total	$—	$131,981	$—	$131,981

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$15,726,880	$—	$—	$15,726,880
Purchased Put Options	—	764,029	—	764,029
Short-Term Investment	209,114	—	—	209,114
Total	$15,935,994	$764,029	$—	$16,700,023
Liabilities *
Call Options Written	$—	$17,384	$—	$17,384
Put Options Written	—	130,849	—	130,849
Total	$—	$148,233	$—	$148,233

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$32,966,080	$—	$—	$32,966,080
Purchased Call Options	—	696,570	—	696,570
Purchased Put Options	—	2,105,831	—	2,105,831
Short-Term Investments	1,397,636	—	—	1,397,636
Total	$34,363,716	$2,802,401	$—	$37,166,117
Liabilities *
Call Options Written	$—	$298,010	$—	$298,010
Put Options Written	—	321,232	—	321,232
Total	$—	$619,242	$—	$619,242

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$23,200,800	$—	$—	$23,200,800
Purchased Put Options	—	1,659,944	—	1,659,944
Short-Term Investment	383,830	—	—	383,830
Total	$23,584,630	$1,659,944	$—	$25,244,574
Liabilities *
Call Options Written	$—	$46,302	$—	$46,302
Put Options Written	—	220,150	—	220,150
Total	$—	$266,452	$—	$266,452

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2022 - 2024 for all Funds or expected to be taken by all the Funds in their 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the six months ended December 31, 2024, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$3,562,393
Swan Defined Risk Emerging Markets Fund	105,216
Swan Defined Risk Foreign Fund	121,839
Swan Defined Risk Growth Fund	178,156
Swan Defined Risk U.S. Small Cap Fund	148,740

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least November 1, 2025 to the extent necessary so that the total expenses incurred by the applicable Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the six months ended December 31, 2024, the Advisor waived/reimbursed fees and expenses pursuant to the Waiver Agreement as follows:

Advisory
Fund	Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	71,805
Swan Defined Risk Foreign Fund	62,737
Swan Defined Risk Growth Fund	50,345
Swan Defined Risk U.S. Small Cap Fund	58,890

During the six months ended December 31, 2024, the Advisor did not recapture any previously waived fees. As of December 31, 2024, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2025	June 30, 2026	June 30, 2027	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	65,538	70,033	74,495	210,066
Swan Defined Risk Foreign Fund	80,922	61,752	91,745	234,419
Swan Defined Risk Growth Fund	—	—	86,743	86,743
Swan Defined Risk U.S. Small Cap Fund	57,472	54,094	84,215	195,781

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the six months ended December 31, 2024, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$140,720	$410,631
Swan Defined Risk Emerging Markets Fund	688	3,080
Swan Defined Risk Foreign Fund	993	2,751
Swan Defined Risk Growth Fund	2,242	6,898
Swan Defined Risk U.S. Small Cap Fund	1,408	6,023

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2024, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

Amount Retained
by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$51,258	$9,091
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the six months ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$—	$92,685,373
Swan Defined Risk Emerging Markets Fund	—	11,886,473
Swan Defined Risk Foreign Fund	—	9,424,423
Swan Defined Risk Growth Fund	1,687,440	3,338,640
Swan Defined Risk U.S. Small Cap Fund	—	7,607,321

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2024.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$51,513,282
Index contracts/Equity price risk	Options Written, at value	(6,496,550)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$931,055
Equity contracts/Equity price risk	Options Written, at value	(131,981)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$764,029
Equity contracts/Equity price risk	Options Written, at value	(148,233)

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$2,802,401
Index contracts/Equity price risk	Options Written, at value	(619,242)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$1,659,944

Equity contracts/Equity price risk	Options Written, at value	(86,165)
Index contracts/Equity price risk	Options Written, at value	(180,287)
		$(266,452)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended December 31, 2024.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(59,823,819)	$49,089,841

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$11,715,624	$(16,227,955)

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,003,832)	$901,377

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(279,214)	$(82,160)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Swan Defined Risk Foreign Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(298,459)	$321,312

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(3,014)	$31,707

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(364,281)	$624,325

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$(908,028)	$79,980

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	(1,499,659)	658,973

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$114,560	$(3,278)
Index contracts/Equity price risk	(14,225)	(73,534)
	$100,335	$(76,812)

The notional value of the derivative instruments outstanding as of December 31, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$282,624,550	$403,766,569	$(1,482,151)	$402,284,418
Swan Defined Risk Emerging Markets Fund	11,438,886	2,407,012	(277,452)	2,129,560
Swan Defined Risk Foreign Fund	12,652,176	4,500,332	(600,718)	3,899,614
Swan Defined Risk Growth Fund	18,896,876	17,856,607	(206,608)	17,649,999
Swan Defined Risk U.S. Small Cap Fund	16,383,261	8,767,948	(173,087)	8,594,861

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023, and June 30, 2024, was as follows:

For the year ended June 30, 2024:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$1,795,399	$82,250,305	$—	$84,045,704
Swan Defined Risk Emerging Markets Fund	227,201	—	—	227,201
Swan Defined Risk Foreign Fund	422,645	—	—	422,645
Swan Defined Risk Growth Fund	—	8,237,972	—	8,237,972
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

For the year ended June 30, 2023:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	411,962	—	—	411,962
Swan Defined Risk Foreign Fund	—	—	—	—
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	2,692,965	—	2,692,965

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$451,171	$6,696,621	$—	$—	$(4,860,206)	384,875,681	$387,163,267
Swan Defined Risk Emerging Markets Fund	372,177	—	(1,725,054)	(3,494,702)	—	2,168,181	(2,679,398)
Swan Defined Risk Foreign Fund	223,640	—	(1,150,034)	(3,874,939)	(359,493)	6,719,452	1,558,626
Swan Defined Risk Growth Fund	—	—	(223,702)	—	(208,960)	15,717,624	15,284,962
Swan Defined Risk U.S. Small Cap Fund	—	—	(2,130,379)	(1,369,738)	(381,190)	9,266,074	5,384,767

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market on open 1256 option contracts and foreign tax passthrough basis adjustments. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Fund	—
Swan Defined Risk Growth Fund	31,261
Swan Defined Risk U.S. Small Cap Fund	67,285

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	1,725,054
Swan Defined Risk Foreign Fund	1,150,034
Swan Defined Risk Growth Fund	192,441
Swan Defined Risk U.S. Small Cap Fund	2,063,094

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
		Long-		CLCF
Portfolio	Short-Term	Term	Total	Utilized
Swan Defined Risk Fund	$—	$—	$—	$5,376,704
Swan Defined Risk Emerging Markets Fund	3,104,859	389,843	3,494,702	—
Swan Defined Risk Foreign Fund	3,874,729	210	3,874,939	—
Swan Defined Risk Growth Fund	—	—	—	3,513,054
Swan Defined Risk U.S. Small Cap Fund	473,680	896,058	1,369,738	—

During the fiscal year ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassification for the year ended June 30, 2024, as follows:

	Paid
	In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$11,237,384	$(11,237,384)
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	(131,183)	131,183
Swan Defined Risk U.S. Small Cap Fund	(18,570)	18,570

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	62.25%
LPL Financial	Swan Defined Risk Foreign Fund	26.31%
Pershing LLC	Swan Defined Risk Foreign Fund	40.49%
LPL Financial	Swan Defined Risk Growth Fund	43.85%
Pershing LLC	Swan Defined Risk Growth Fund	26.78%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	41.11%

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The performance of each Fund will be directly affected by the performance of its investment in the underlying fund. The financial statements of the underlying funds, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2024, the percentage of each Fund’s net assets invested in an underlying fund was as follows:

Fund	Underlying Investment	% of Net Assets
Swan Defined Risk Fund	iShares Core S&P 500 ETF	56.0%
Swan Defined Risk Emerging Markets Fund	iShares Core MSCI Emerging Markets ETF	92.9%
Swan Defined Risk Foreign Fund	iShares MSCI EAFE ETF	95.3%
Swan Defined Risk Growth Fund	iShares Core S&P 500 ETF	90.2%
Swan Defined Risk U.S. Small Cap Fund	iShares Russell 2000 ETF	92.3%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following. Effective January 27, 2025, the Board has concluded that it is in the best interests of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, and Swan Defined Risk U.S. Small Cap Fund and their respective shareholders that each Fund cease operations. The Board has determined to close each Fund and redeem all outstanding shares on or about February 28, 2025.

SWAN FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2025

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 3/4/2025